Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Profit for the year	$ 726.3	$ 721.7	$ 829.5
Other comprehensive income, net of tax	(77.1)	(185.3)	(166.4)
Items that will not be reclassified to profit or loss	37.9	(51.2)	(3.8)
Equity investments from continuing operations at FVOCI – Net change in fair value	(1.2)	(17.1)	(12.7)
Taxation on above item	(0.3)	0.1	2.0
Items that may be reclassified subsequently to profit or loss	(115.0)	(134.1)	(162.6)
Foreign currency translation adjustments	(115.0)	(134.1)	(162.6)
Total comprehensive income for the year	649.2	536.4	663.1
Attributable to:
Owners of the parent	628.0	527.3	622.9
Non-controlling interests	21.2	9.1	40.2
Total comprehensive income for the year	649.2	536.4	663.1
Discontinued operations
Condensed Statement of Income Captions [Line Items]
Equity investments from continuing operations at FVOCI – Net change in fair value	$ 39.4	$ (34.2)	$ 6.9